Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-Term Debt
Long-Term Debt
4.	Long-Term Debt

Long-term debt, excluding capital leases, was as follows:

(in millions)
	June 30, 2011	December 31, 2010
Senior secured asset-based revolving credit facility	$160.0	$188.1
Senior secured term loan facility	1,540.5	1,672.5
Senior secured notes due 2018	500.0	500.0
Senior notes due 2015	129.0	1,207.0
Senior notes due 2019	1,175.0	—
Senior subordinated notes due 2017	721.5	721.5

Total long-term debt	4,226.0	4,289.1
Less current maturities of long-term debt	—	(132.0)

Long-term debt, excluding current maturities	$4,226.0	$4,157.1

As of June 30, 2011, the Company was in compliance with the covenants under its various credit agreements as described below.

Senior Secured Asset-Based Revolving Credit Facility ("Revolving Loan")

At June 30, 2011, the Company had outstanding borrowings of $160.0 million under the Revolving Loan (at an effective weighted-average interest rate of approximately 2.47% per annum), $21.8 million of undrawn letters of credit and $12.3 million reserved related to the floorplan sub-facility (discussed below).

On June 24, 2011, the Company entered into the Revolving Loan, a new five-year $900.0 million senior secured asset-based revolving credit facility, with the facility being available to the Company for borrowings, issuance of letters of credit and floorplan financing for certain vendor products. The Revolving Loan matures on June 24, 2016, subject to an acceleration provision discussed below. The Revolving Loan replaces the Company's previous revolving loan credit facility that was to mature on October 12, 2012. The Revolving Loan (i) increases the overall revolving credit facility capacity available to the Company from $800.0 million to $900.0 million, (ii) increases the maximum aggregate amount of increases that may be made to the revolving credit facility from $100.0 million to $200.0 million, (iii) adds a maturity acceleration provision based upon excess cash availability whereby the Revolving Loan may mature 45 days prior to both the maturity of the non-extended portion of the Company's senior secured term loan facility and the maturity of the Company's senior exchange notes due 2015, if excess cash availability does not exceed the outstanding borrowings of the subject maturing debt at the time of the test plus $150 million, (iv) increases the fee on the unused portion of the revolving credit facility from 25 basis points to either 37.5 or 50 basis points, depending on the amount of utilization, (v) increases the applicable interest rate margin, and (vi) incorporates a $300.0 million floorplan sub-facility. In connection with the termination of the previous facility, the Company recorded a loss on extinguishment of long-term debt of $1.6 million in the consolidated statement of operations for the three and six months ended June 30, 2011, representing a write-off of a portion of unamortized deferred financing costs. Fees of $7.2 million related to the Revolving Loan were capitalized as deferred financing costs and are being amortized over the term of the facility on a straight-line basis.

The Revolving Loan includes a $300.0 million floorplan sub-facility which was increased to the maximum of $400.0 million on August 2, 2011. As described in Note 3, in connection with the floorplan sub-facility, the Company entered into the Revolving Loan financing agreement. Amounts outstanding under the Revolving Loan financing agreement are unsecured and non-interest bearing. The Company will either pay the outstanding

Revolving Loan financing agreement amounts when they become due, or the Revolving Loan's administrative agent will automatically initiate an advance on the Revolving Loan and use the proceeds to pay the balance on the due date. As of June 30, 2011, the Company owed $12.3 million under the Revolving Loan financing agreement, which is included in accounts payable – inventory financing on the Company's balance sheet. Changes in cash flows from the Revolving Loan financing agreement are reported in financing activities on the Company's statement of cash flows.

Borrowings under the Revolving Loan bear interest at a variable interest rate plus an applicable margin. The variable interest rate is based on one of two indices, either (i) LIBOR, or (ii) the Alternate Base Rate ("ABR") with the ABR being the greatest of (a) the prime rate, (b) the federal funds effective rate plus 50 basis points and (c) one-month LIBOR plus 1.00%. The applicable margin varies (2.00% to 2.50% for LIBOR borrowings and 1.00% to 1.50% for ABR borrowings) depending upon the Company's average daily excess cash availability under the agreement and is subject to a reduction of 25 basis points if certain conditions are met related to the Company's outstanding secured debt. The margins on the previous revolving loan credit facility varied from 1.00% to 1.75% for LIBOR borrowings and 0.00% to 0.75% for ABR borrowings.

Availability under the Revolving Loan is limited to (a) the lesser of the revolving commitment of $900.0 million and the amount of the borrowing base less (b) outstanding borrowings, letters of credit, and amounts outstanding under the Revolving Loan financing agreement plus a reserve of 15% of open orders. The borrowing base is (a) the sum of the products of the applicable advance rates on eligible accounts receivable and on eligible inventory as defined in the agreement less (b) any reserves. At June 30, 2011, the borrowing base was $970.2 million as supported by eligible inventory and accounts receivable balances as of May 31, 2011. The Company could have borrowed up to an additional $705.9 million under the Revolving Loan at June 30, 2011.

CDW LLC is the borrower under the Revolving Loan. All obligations under the Revolving Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. Borrowings under the Revolving Loan are collateralized by a first priority interest in inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 3), deposits, and accounts receivable, and a second priority interest in substantially all other assets. The Revolving Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Revolving Loan also includes maintenance of a minimum average daily excess cash availability requirement. Should the Company fall below the minimum average daily excess cash availability requirement for five consecutive business days, the Company becomes subject to a fixed charge coverage ratio until such time as the daily excess cash availability requirement is met for 30 consecutive business days.

Senior Secured Term Loan Facility ("Term Loan")

At June 30, 2011, the outstanding principal amount of the Company's Term Loan was $1,540.5 million, with $484.5 million of non- extended loans and $1,056.0 million of extended loans. The effective weighted-average interest rate on Term Loan principal amounts outstanding on June 30, 2011 was 4.38% per annum. For the six months ended June 30, 2011, the effective weighted-average interest rate without giving effect to the interest rate swap agreements (see Note 5) was 4.58% per annum. For the six months ended June 30, 2011, the effective weighted-average interest rate including the effect of the interest rate swap agreements was 4.92% per annum. The interest rate swap agreements terminated on January 14, 2011.

Borrowings under the Term Loan bear interest at either (a) the ABR plus a margin; or (b) LIBOR plus a margin. The margin is based on the Company's senior secured leverage ratio as defined in the amended agreement evidencing the Term Loan. Effective with the March 2011 amendment discussed below, the margins were reduced on extended loans. For ABR borrowings, the applicable margin varies within a range of 2.50% to 3.00% for non-extended loans and 1.75% to 2.25% for extended loans. For LIBOR borrowings, the applicable margin varies within a range of 3.50% to 4.00% for non-extended loans and 2.75% to 3.25% for extended loans. The non-extended loans under the Term Loan mature on October 10, 2014. The maturity on the extended loans is July 15, 2017 subject to acceleration to July 15, 2015 if, as of July 14, 2015, (i) the senior secured leverage ratio is greater than or equal to 3.00 to 1.00 and (ii) the outstanding principal amount of Senior Notes with a maturity date of October 12, 2015 is greater than or equal to $500.0 million. The Company completed a cash tender offer and follow-on cash tender offer (described below) and as a result of the reduction in the outstanding balances of the Senior Notes due 2015, the maturity of extended loans under the Term Loan will not be accelerated.

On March 11, 2011, the Company entered into an amendment to the Term Loan, which became effective on March 14, 2011. This amendment, among other things: (i) reduced the margins with respect to the extended loans under the Term Loan, (ii) established a LIBOR floor of 1.25% and an ABR floor of 2.25% with respect to the extended loans under the Term Loan facility, (iii) reset the start date for accumulating restricted payments that count against the general limit of $25.0 million and (iv) provided a 1% prepayment premium for certain repayments or re-pricings of any extended loans under the Term Loan for the six month period following the effective date of the amendment. In connection with this amendment, the Company recorded a loss on extinguishment of long-term debt of $3.2 million in the consolidated statement of operations for the six months ended June 30, 2011. This loss represents a write-off of a portion of the unamortized deferred financing costs related to the Term Loan.

The Term Loan requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow for a fiscal year (the percentage rate of which can decrease based upon the total net leverage ratio as defined in the governing agreement); and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries. Excess cash flow is defined as Adjusted EBITDA (as defined in Note 11), plus items such as reductions in working capital, less items such as increases in working capital, certain taxes paid in cash, interest that will be paid in cash, capital expenditures and repayment of long-term indebtedness. On March 16, 2011, the Company made a mandatory prepayment of $132.0 million with respect to the year ended December 31, 2010 under the excess cash flow provision.

CDW LLC is the borrower under the Term Loan. All obligations under the Term Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Term Loan is collateralized by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 3), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Term Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Term Loan also includes a senior secured leverage ratio requirement. The senior secured leverage ratio is required to be maintained on a quarterly basis and is defined as the ratio of senior secured debt (including amounts owed under certain inventory floorplan arrangements and capital leases) less cash and cash equivalents, to trailing twelve months Adjusted EBITDA. Compliance may be determined after giving effect to a designated equity contribution to the Company to be included in the calculation of Adjusted EBITDA. The senior secured leverage ratio for the four quarters ended June 30, 2011 was required to be at or below 7.5. For the four quarters ended June 30, 2011, the senior secured leverage ratio was 3.4. The interest rate margins on both the extended loans and non-extended loans under the Term Loan will decrease by 0.25% upon filing of the required officer's certificate as a result of the senior secured leverage ratio being less than 3.5. The Company is required to maintain an interest rate hedge to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations currently in effect. With the interest rate cap agreements as described in Note 5, the Company expects to be in compliance with this requirement through January 14, 2013.

8.0% Senior Secured Notes due 2018 ("Senior Secured Notes")

The Senior Secured Notes were issued on December 17, 2010 and will mature on December 15, 2018. At June 30, 2011, the outstanding principal amount of the Senior Secured Notes was $500.0 million.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Secured Notes and the obligations under the notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes are secured on a pari passu basis with the Term Loan by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 3), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Senior Secured Note Indenture contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Secured Note Indenture does not contain any financial covenants.

11.0% Senior Exchange Notes due 2015 ("Senior Exchange Notes"); 11.50% / 12.25% Senior PIK Election Exchange Notes due 2015 ("PIK Election Notes" together with the Senior Exchange Notes the "Senior Notes")

At June 30, 2011, the outstanding principal amount of the Company's Senior Notes was $129.0 million. The Senior Notes have a maturity date of October 12, 2015. The Senior Notes are comprised of $49.3 million of Senior Exchange Notes and $79.7 million of PIK Election Notes. The Company is required to pay cash interest on the outstanding principal of the Senior Exchange Notes. For PIK Election Notes, the periods for which the Company could elect to pay interest in cash or through an increase in the outstanding principal have expired. The Company is required to pay cash interest on the outstanding principal of the PIK Election Notes for the remaining interest periods through maturity.

On April 13, 2011, the Company completed a cash tender offer (the "Initial Senior Notes Tender Offer") and purchased $665.1 million aggregate principal amount of Senior Notes comprised of $519.2 million of the Senior Exchange Notes and $145.9 million of the PIK Election Notes. The Company concurrently issued $725.0 million in aggregate principal amount of 8.5% Senior Notes due 2019. The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes, including $665.1 million aggregate principal amount of Senior Notes, $59.9 million in tender offer premium and $36.5 million of accrued and unpaid interest, along with transaction fees and expenses.

On May 20, 2011, the Company completed a follow-on cash tender offer (the "Follow-on Senior Notes Tender Offer," and together with the Initial Senior Notes Tender Offer, the "Senior Notes Tender Offers") and purchased an additional $412.8 million aggregate principal amount of Senior Notes comprised of $321.4 million of the Senior Exchange Notes and $91.4 million of the PIK Election Notes. The Company concurrently issued $450.0 million in aggregate principal amount of additional 8.5% Senior Notes due 2019. The proceeds from this offering, together with cash on hand and borrowings under the then-outstanding revolving loan credit facility, were used to fund the purchase of the tendered Senior Notes, including $412.8 million aggregate principal amount of Senior Notes, $37.2 million in tender offer premium and $4.5 million of accrued and unpaid interest, along with transaction fees and expenses. The aggregate principal amount of Senior Notes outstanding following Senior Notes Tender Offers is $129.0 million. As a result, the maturity of extended loans under the Term Loan will not be subject to acceleration on July 15, 2015 as described above.

In connection with Senior Notes Tender Offers, the Company recorded a loss on extinguishment of long-term debt of $114.1 million in the consolidated statement of operations for the three and six months ended June 30, 2011. This loss represents $97.0 million in tender offer premiums and $17.1 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Notes. In connection with the issuance of 8.5% Senior Notes due 2019, fees of $19.1 million were capitalized as deferred financing costs and are being amortized over the term of the notes using the interest method.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Notes. Obligations under the Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Notes do not contain any financial covenants.

8.5% Senior Notes due 2019 ("2019 Senior Notes")

On April 13, 2011, the Company issued $725.0 million principal amount of 2019 Senior Notes and on May 20, 2011, the Company issued an additional $450.0 million principal amount of 2019 Senior Notes. The proceeds from these issuances together with cash on hand and borrowings under the then-outstanding revolving loan credit facility were used to fund the Senior Notes Tender Offers described above. The 2019 Senior Notes will mature on April 1, 2019. At June 30, 2011, the outstanding principal amount of the 2019 Senior Notes was $1,175.0 million.

CDW LLC and CDW Finance Corporation are the co-issuers of the 2019 Senior Notes. Obligations under the 2019 Senior Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The 2019 Senior Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The 2019 Senior Notes do not contain any financial covenants.

12.535% Senior Subordinated Exchange Notes due 2017 ("Senior Subordinated Notes")

At June 30, 2011, the outstanding principal amount of the Company's Senior Subordinated Notes was $721.5 million. The Senior Subordinated Notes have a maturity date of October 12, 2017. On March 10, 2010, one of the Company's wholly owned subsidiaries purchased $28.5 million of principal amount of senior subordinated debt for a purchase price of $18.6 million. The Company recorded a gain on the extinguishment of long-term debt of $9.2 million on the consolidated statement of operations for the six months ended June 30, 2010 related to this repurchase. In May 2010, the $28.5 million in principal amount of senior subordinated debt that were repurchased were exchanged for increasing rate notes and subsequently surrendered to the indenture trustee for cancellation.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Subordinated Notes. Obligations under the Senior Subordinated Notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Subordinated Notes contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Subordinated Notes do not contain any financial covenants.

Based on the quoted market price, trades and/or composite bid prices from dealers, all of which were obtained from independent sources, the estimated fair value of the Company's long-term debt at June 30, 2011 approximated $4,267.5 million.

7.	Long-Term Debt

Long-term debt, excluding capital leases, was as follows:

(in millions)	December 31,
	2010	2009
Senior secured asset-based revolving credit facility	$188.1	$491.4
Senior secured term loan facility	1,672.5	2,189.0
Senior secured notes	500.0	—
Senior loans / notes	1,207.0	1,190.0
Senior subordinated loans / notes	721.5	750.0

Total long-term debt	4,289.1	4,620.4
Less current maturities of long-term debt	(132.0)	(22.0)

Long-term debt, excluding current maturities	$4,157.1	$4,598.4

As of December 31, 2010, the Company was in compliance with the covenants under its various credit agreements as described below.

Senior Secured Asset-Based Revolving Credit Facility ("Revolving Loan")

At December 31, 2010, the Company had an $800.0 million Revolving Loan available for borrowings and issuance of letters of credit of which the Company had outstanding borrowings of $188.1 million (at an effective weighted-average interest rate of approximately 1.71% per annum) and $21.7 million of undrawn letters of credit. Borrowings under the Revolving Loan bear interest at a variable interest rate plus an applicable margin. The variable interest rate is based on one of two indices, either (i) LIBOR, or (ii) the Alternate Base Rate ("ABR") with the ABR being the greater of (a) the prime rate and (b) the federal funds effective rate plus 50 basis points. The applicable margin varies (1.00% to 1.75% for LIBOR borrowings and 0.00% to 0.75% for ABR borrowings) depending upon the Company's average daily excess cash availability under the agreement. The Revolving Loan matures on October 12, 2012. Availability under the Revolving Loan is limited to the lesser of the revolving commitment of $800.0 million or the amount of the borrowing base. The borrowing base is based upon a formula involving certain percentages of eligible inventory and eligible accounts receivable owned by the Company. At December 31, 2010, the borrowing base was $908.5 million as supported by eligible inventory and accounts receivable balances as of November 30, 2010. One of the lenders (the "Defaulting Lender") under the Revolving Loan has failed to fund its pro rata share of several outstanding loan advances under the Revolving Loan since 2008. As a result, actual availability under the Revolving Loan is $42.2 million less than it would otherwise be if the Defaulting Lender was honoring its commitments under the Revolving Loan agreement. Assuming non-funding by the Defaulting Lender, the Company could borrow up to an additional $548.0 million under the Revolving Loan at December 31, 2010.

CDW LLC is the borrower under the Revolving Loan. All obligations under the Revolving Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. Borrowings under the Revolving Loan are collateralized by a first priority interest in inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and a second priority interest in substantially all other assets. The Revolving Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Revolving Loan also includes maintenance of a minimum average daily excess cash availability requirement. Should the Company fall below the minimum average daily excess cash availability requirement for ten consecutive business days, the Company becomes subject to a fixed charge coverage ratio until such time as the daily excess cash availability requirement is met for 30 consecutive business days.

Senior Secured Term Loan Facility ("Term Loan")

On December 2, 2010, in connection with the issuance of the Senior Secured Notes as described below, the Company entered into an amendment of the Term Loan, which became effective on December 17, 2010. In connection with the amendment, the Company agreed to repay $500.0 million of the Term Loan from the proceeds of the Senior Secured Notes. The amendment to the Term Loan extended the final maturity of $1,146.4 million principal amount of the Term Loan to July 15, 2017 from October 10, 2014 (the "Extended Term Loan"). This extended maturity is subject to acceleration to July 14, 2015 if, as of July 14, 2015, (i) the senior secured leverage ratio is greater than or equal to 3.00 to 1.00 and (ii) the outstanding principal amount of Senior Unsecured Debt with a maturity date of October 12, 2015 is greater than or equal to $500.0 million. Further, the amendment, among other things, (1) increased the applicable margin for the interest rate with respect to the Extended Term Loan by 1.00%; and (2) permitted the issuance of the Senior Secured Notes and the grant of security interests in the collateral for the Senior Secured Notes. Term Loan lenders holding $526.1 million principal amount of the Term Loan chose not to extend the maturity of their loans (the "Non-Extended Term Loan"); the Non-Extended Term Loan continues to be subject to the original maturity date of October 10, 2014 and these lenders will not receive the increased interest rate with respect to these loans. The Company recorded a loss of $7.2 million on the extinguishment of $500.0 million of the Term Loan in the consolidated statement of operations in the fourth quarter of 2010, representing a write-off of a portion of the unamortized deferred financing costs associated with the Term Loan.

At December 31, 2010, the outstanding principal balance of the Company's Term Loan was $1,672.5 million, with $1,146.4 million of Extended Term Loan and $526.1 million of Non-Extended Term Loan. Borrowings under the Term Loan bear interest at either (a) the ABR plus a rate spread; or (b) LIBOR plus a rate spread. The applicable rate spread varies (3.50% to 4.00% for ABR borrowings and 4.50% to 5.00% for LIBOR borrowings under the Extended Term Loan; and 2.50% to 3.00% for ABR borrowings and 3.50% to 4.00% for LIBOR borrowings under the Non-Extended Term Loan) based on the Company's senior secured leverage ratio, as defined in the amended agreement evidencing the Term Loan.

The effective weighted-average interest rate, without giving effect to the interest rate swap agreements (see Note 8) on Term Loan principal amounts outstanding at December 31, 2010 was 5.01% per annum, with an effective weighted-average interest rate for the twelve months ended December 31, 2010 of 4.29% per annum. The effective weighted-average interest rate, including the effect of the interest rate swap agreements, on Term Loan principal amounts outstanding at December 31, 2010 was 9.53% per annum, with an effective weighted-average interest rate for the twelve months ended December 31, 2010 of 7.84% per annum.

The Term Loan requires the Company to pay quarterly installments of principal equal to $5.5 million, beginning September 2009, with the remaining unpaid principal amount due upon maturity, provided that such quarterly installments are reduced to the extent of any optional or mandatory repayments. The Term Loan also requires the Company to make certain mandatory prepayments of principal amounts under certain circumstances, including (i) a prepayment in an amount equal to 50% of the Company's excess cash flow (as defined in the governing agreement) for the year then ended; and (ii) the net cash proceeds from the incurrence of certain additional indebtedness by the Company or its subsidiaries, including the issuance of the Senior Secured Notes. Excess cash flow is defined as Adjusted EBITDA, plus items such as reductions in working capital, less items such as increases in working capital, certain taxes paid in cash, interest that will be paid in cash, capital expenditures and repayment of long-term indebtedness. The Company made required prepayments of principal of the Term Loan of $11 million in 2009 and $516.5 million in 2010, including the issuance of the Senior Secured Notes. The Company estimates a mandatory prepayment of approximately $132.0 million will be due with respect to the year ended December 31, 2010 under the excess cash flow provision, and the Company expects to make that payment within ten business days of filing of this report with the SEC. Because of the prepayments the Company has made on the Term Loan, the Company will no longer be required to pay quarterly installments of principal of $5.5 million.

CDW LLC is the borrower under the Term Loan. All obligations under the Term Loan are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Term Loan is collateralized by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Term Loan contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Term Loan also includes a senior secured leverage ratio requirement. The senior secured leverage ratio is required to be maintained on a quarterly basis and is defined as the ratio of senior secured debt (including amounts owed under certain inventory floorplan arrangements and capital leases) less cash and cash equivalents, to trailing twelve months Adjusted EBITDA. Compliance may be determined after giving effect to a designated equity contribution to the Company to be included in the calculation of Adjusted EBITDA. The senior secured leverage ratio for the four quarters ended December 31, 2010 was required to be at or below 8.00. For the four quarters ended December 31, 2010, the senior secured leverage ratio was 3.9.

The Company is required to maintain an interest rate hedge to fix or cap the interest rate on at least 50% of the outstanding principal amount of the Term Loan through maturity, subject to certain limitations. With the interest rate swap agreements currently in effect as described in Note 8 and the interest rate cap agreements as described in Note 8, the Company expects to be in compliance with this requirement through January 14, 2013.

Senior Secured Notes ("Senior Secured Notes")

On December 17, 2010, CDW LLC and CDW Finance Corporation, as co-issuers, issued $500.0 million principal amount of 8.0% Senior Secured Notes. The Senior Secured Notes mature on December 15, 2018.

CDW LLC and CDW Finance Corporation are the co-issuers of the Senior Secured Notes and the obligations under the notes are guaranteed by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries. The Senior Notes are secured on a pari passu basis with the Term Loan by a second priority interest in substantially all inventory (excluding inventory collateralized under the inventory floorplan arrangements as described in Note 5), deposits, and accounts receivable, and by a first priority interest in substantially all other assets. The Senior Secured Note Indenture contains negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Secured Note Indenture does not contain any financial covenants.

Senior Loans/Notes ("Senior Unsecured Debt") and Senior Subordinated Loans/Notes ("Senior Unsecured Subordinated Debt")

At December 31, 2010, the outstanding principal balance of the Company's Senior Unsecured Debt was $1,207.0 million comprised of senior fixed rate notes. The Senior Unsecured Debt has a maturity date of October 12, 2015. The Company is required to pay cash interest on $890.0 million outstanding principal of the Senior Unsecured Debt and can elect to pay cash or PIK Interest (as defined below) on the remaining $317.0 million of the outstanding principal amount (the "PIK Election Debt"). For PIK Election Debt, the Company may elect for the interest period from April 15, 2011 through October 14, 2011 to either (i) pay the interest on amounts outstanding in cash, (ii) defer interest payments and add to the principal balance so that the interest is paid, together with the principal, at maturity ("PIK Interest"), or (iii) pay 50% of the interest in cash and 50% as PIK Interest. Elections are due not less than 30 days prior to the start of the interest period and the method of payment for the prior period will apply if no election is filed.

The Company made a PIK election with respect to these loans for the interest period from October 15, 2009 through April 14, 2010. The principal amount on the PIK Election Debt increased by approximately $17.0 million on April 15, 2010 as a result of this election. For all other interest periods, including that from October 15, 2010 through April 14, 2011, the Company has elected to pay interest in cash on the PIK Election Debt.

At December 31, 2010, the outstanding principal balance of the Company's Senior Unsecured Subordinated Debt was $721.5 million comprised of senior subordinated fixed rate notes. The Senior Unsecured Subordinated Debt has a maturity date of October 12, 2017. On March 10, 2010, one of the Company's wholly owned subsidiaries purchased $28.5 million of principal amount of loans of the outstanding Senior Unsecured Subordinated Debt for a purchase price of $18.6 million. Since this transaction involved two members of the same consolidated group, the Company's consolidated financial statements reflect the accounting for the transaction as if CDW LLC had acquired its own debt. As such, for purposes of financial reporting in the Company's consolidated financial statements, this debt is accounted for as if extinguished, and the Company recorded a gain of $9.2 million on the extinguishment in the consolidated statement of operations in the first quarter of 2010. The gain represents the difference between the purchase price, including expenses paid to the debt holders and agent, and the net carrying amount of the purchased debt, adjusted for a portion of the unamortized deferred financing costs. The Company also recorded an adjustment of $0.7 million to interest expense to reduce the long-term accrued interest liability, representing the difference between interest expense previously recognized on the extinguished debt under the effective interest method and actual interest paid. In May 2010, the $28.5 million in principal amount of loans that were repurchased were exchanged for increasing rate notes and subsequently surrendered to the indenture trustee for cancellation.

Effective July 10, 2010, the $890.0 million outstanding principal amount of Senior Unsecured Debt on which the Company is required to pay cash interest began to bear interest at an interest rate of 11.0% per annum; the $317.0 million of the outstanding principal amount of PIK Election Debt began to bear interest at an interest rate of 11.5% per annum, plus the PIK margin of 75 basis points applicable during interest periods in which an election to pay PIK interest is made; and the $721.5 million outstanding principal of Senior Unsecured Subordinated Debt began to bear interest at an interest rate of 12.535% per annum.

CDW LLC and CDW Finance Corporation are the co-issuers of the senior notes and senior subordinated notes. Obligations under the senior notes and senior subordinated notes are guaranteed on an unsecured senior basis by Parent and each of CDW LLC's direct and indirect, wholly owned, domestic subsidiaries that is a guarantor under the senior credit facilities. The Senior Unsecured Debt and Senior Unsecured Subordinated Debt contain negative covenants that, among other things, place restrictions and limitations on the ability of Parent and its subsidiaries to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make distributions or other restricted payments, create liens, make equity or debt investments, make acquisitions, engage in mergers or consolidations, or engage in certain transactions with affiliates. The Senior Unsecured Debt and Senior Unsecured Subordinated Debt do not contain any financial covenants.

Initial Notes Issuance and Exchange Offer

As of December 31, 2010, all of the Company's senior loans and senior subordinated loans had been converted to senior fixed rate notes and senior subordinated fixed rate notes, respectively.

Under the Senior Registration Rights Agreement and the Senior Subordinated Registration Rights Agreement, each dated as of October 10, 2008, the Company was obligated to file a registration statement with the SEC within 180 days of the issuance of the initial notes, registering the offer to exchange the initial notes for freely tradable exchange notes having substantially equivalent terms. On October 25, 2010, this registration statement was declared effective by the SEC and the exchange offer to all holders of initial notes commenced through the expiration date, December 8, 2010. The Company received exchange offers and issued $737.1 million principal amount of outstanding senior exchange notes, $285.3 million principal amount of outstanding senior PIK exchange notes and $721.5 million principal amount of outstanding senior subordinated exchange notes. The Company is not required and does not intend to conduct any other registered exchange offers for the Initial Notes, so holders who did not participate in the exchange offer will not generally be entitled to any further registration rights subject to certain exceptions for affiliates of the Company, and therefore will not be permitted to transfer their Initial Notes absent an available exemption from registration under the securities laws.

As of December 31, 2010, the maturities of long-term debt, excluding the Revolving Loan and capital leases, were as follows:

(in millions)

Year ended December 31,
2011	$132.0
2012	—
2013	—
2014	484.5
2015	1,207.0
Thereafter	2,277.5

$4,101.0

Based on the quoted market price, trades and/or composite bid prices from dealers, all of which were obtained from independent sources, the estimated fair value of the Company's long-term debt at December 31, 2010 approximated $4,362.0 million.

Deferred Financing Costs

Deferred financing costs, such as underwriting, financial advisory, professional fees and other similar fees, are capitalized and amortized to interest expense over the estimated life of the related financing. During 2010, the Company capitalized an additional $14.3 million of costs in connection with the December 2010 issuance of the Senior Secured Notes and amendment to the Term Loan. In addition, the Company wrote off a total of $7.9 million of unamortized costs during 2010 related to the extinguishments of portions of the Term Loan and Senior Unsecured Subordinated Debt.

Deferred financing costs as of December 31, 2010 and 2009 were as follows:

(in millions)	December 31,
	2010	2009
Deferred financing costs	$127.4	$120.9
Accumulated amortization	(47.7)	(29.7)

Deferred financing costs, net	$79.7	$91.2

Weighted-average remaining life (in years)	5.7	5.5